UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

3547 Meeks Farm Road  Suite A2,  Johns Island, SC   29455

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 557-1300

Date of fiscal year end:

October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Satuit Capital Micro Cap Fund

April 30, 2010

(Unaudited)

SATUIT CAPITAL MICRO CAP FUND

PORTFOLIO ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS

APRIL 30, 2010 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 91.40%

Air Cond & Warm Air Heating Equip & Comm & Indl Refrig Equip - 0.85%
34,500	Aaon, Inc.	$ 833,175

Aircraft Part & Auxiliary Equipment, NEC - 0.93%
63,000	Astronics Corp. *	910,980

Chemicals & Allied Products - 1.00%
53,200	KMG Chemicals, Inc.	981,008

Computer Communications Equipment - 2.16%
47,000	Acme Packet, Inc. *	1,228,580
83,000	Digi International, Inc. *	888,930
		2,117,510
Crude Petroleum & Natural Gas - 2.99%
91,800	Approach Resources, Inc. *	821,610
67,500	Georesources, Inc. *	1,156,275
76,000	Gulfport Energy Corp. *	950,000
		2,927,885
Drilling Oil & Gas Wells - 1.15%
69,600	Northern Oil and Gas, Inc. *	1,131,696

Electromedical & Electrotherapeutic Apparatus - 2.16%
47,200	Cyberonics, Inc. *	921,816
337,300	Healthtronics, Inc. *	1,197,415
		2,119,231
Finance Services - 0.93%
39,275	Life Partners Holdings, Inc.	907,253

Fire, Marine & Casualty Insurance - 1.91%
72,400	Amtrust Financial Services, Inc.	986,812
117,800	Maiden Holdings, Ltd.	882,322
		1,869,134
Food & Kindred Products - 0.97%
142,800	Smart Balance, Inc. *	949,620

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

APRIL 30, 2010 (UNAUDITED)

Shares/Principal		Value

General Industrial Machinery & Equipment - 0.26%
14,300	Graham Corp.	255,255

Heavy Construction Other Than Building - 0.94%
48,500	Orion Marine Group, Inc. *	919,560

In Vitro & In Vivo Diagnostic Substances - 0.90%
252,000	Immunomedics, Inc. *	882,000

Industrial Instruments for Measurement, Display, and Control - 1.99%
52,100	Hurco Companies, Inc. *	1,013,866
98,500	Rudolph Technologies, Inc. *	938,705
		1,952,571
Instruments for Meas & Testing of Electricity & Elec Signals - 1.08%
311,000	LTX-Credence Corp. *	1,060,510

Insurance Agents Brokers & Services - 1.00%
64,000	National Financial Partners Corp. *	984,960

Investment Advice - 1.00%
75,800	Epoch Holding Corp.	979,336

Measuring & Controlling Devices, NEC - 1.32%
78,600	Measurement Specialties, Inc. *	1,294,542

Men's & Boy's Furnishings, Work Clothing, And Allied Garments - 1.11%
45,000	Perry Ellis International, Inc. *	1,085,850

Metal Forging & Stampings - 1.18%
42,000	Ladish Co, Inc. *	1,154,580

Miscellaneous Furniture & Fixtures - 1.09%
76,500	Knoll, Inc.	1,069,470

Miscellaneous Manufacturing Industries - 1.21%
123,400	Shuffle Master, Inc. *	1,184,640

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Miscellaneous Products of Petroleum & Coal - 1.22%
38,100	Quaker Chemical Corp.	1,199,007

Miscellaneous Transportation Equipment - 0.93%
170,000	Force Protection, Inc. *	909,500

Motor Vehicle Parts & Accessories - 1.02%
102,000	Amerigon, Inc. *	1,000,620

National Commercial Banks - 0.86%
73,000	Pacific Continental Corp.	846,070

Oil & Gas Field Exploration - 1.97%
290,000	Kodiak Oil & Gas Corp. *	1,154,200
188,600	TGC Industries, Inc. *	777,032
		1,931,232
Oil & Gas Field Services, NEC - 1.99%
103,100	North American Energy Partners, Inc. *	1,162,968
90,000	Geokinetics, Inc. *	786,600
		1,949,568
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.93%
238,000	RTI Biologics, Inc. *	911,540

Pharmaceutical Preparations - 4.36%
148,000	Cornerstone Therapeutics, Inc. *	1,034,520
405,000	Neptune Technologies & Bioresources, Inc. *	911,250
82,600	Obagi Medical Products, Inc. *	1,110,970
112,000	Pozen, Inc. *	1,215,200
		4,271,940
Primary Smelting & Refining of Nonferrous Metals - 0.93%
77,000	Horsehead Holding Corp. *	914,760

Pulp Mills - 1.71%
62,000	Buckeye Technologies, Inc. *	875,440
53,900	Orchids Paper Products Co. *	798,259
		1,673,699

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Railroads, Line-Haul Operating - 0.74%
54,800	Providence & Worcester Railroad Co.	726,100

Retail-Auto Dealers & Gasoline Stations - 1.09%
100,000	Sonic Automotive, Inc. Class A *	1,068,000

Retail-Drug Stores and Propietary Stores - 0.86%
94,300	BioScrip, Inc. *	843,985

Retail-Eating Places - 1.73%
89,600	McCormick & Schmick's Seafood Restaurants, Inc. *	887,936
133,200	Morton's Restaurant Group, Inc. *	807,192
		1,695,128
Retail-Variety Stores - 1.02%
177,000	Tuesday Morning Corp. *	1,000,050

Retail-Shoe Stores - 3.21%
58,900	Finish Line, Inc. Class A	948,879
33,800	Genesco, Inc. *	1,125,202
39,000	Shoe Carnival, Inc. *	1,078,740
		3,152,821
Security Brokers, Dealers & Floatation Companies - 1.91%
189,100	FBR Capital Markets Corp. *	894,443
224,600	Rodman & Renshaw Capital Group, Inc. *	981,502
		1,875,945
Semiconductors & Related Devices - 3.93%
184,400	GSI Technology, Inc. *	1,193,068
18,200	NVE Corp. *	877,786
82,300	Pericom Semiconductor Corp. *	961,264
34,300	Volterra Semiconductor Corp. *	821,828
		3,853,946
Service Industries for the Printing Trade - 1.08%
56,000	Schawk, Inc.	1,059,520

Services-Automotive Repair - 0.77%
21,000	Monro Muffler Brake, Inc.	754,740

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

Services-Business Services - 2.28%
153,900	Health Grades, Inc. *	1,078,839
103,200	Powersecure International, Inc. *	1,162,032
		2,240,871
Services-Computer Integrated Systems Design - 2.80%
189,700	Datalink Corp. *	853,650
32,500	NCI, Inc. Class A *	923,325
69,000	Radiant Systems, Inc. *	970,830
		2,747,805
Services-Engineering Services - 0.99%
150,800	Hill International, Inc. *	968,136

Services-Mailing, Reproduction, Commercial Art & Photography - 0.99%
97,600	American Reprographics Co. *	975,024

Services-Management Consulting Services - 2.78%
111,800	Diamond Management & Technology Consultants, Inc.	907,816
42,000	Huron Consulting Group, Inc. *	983,955
118,300	NIC, Inc.	834,015
		2,725,786
Services-Management Services - 0.95%
28,200	Advisory Board Co. *	928,626

Services-Medical Laboratories - 1.98%
37,000	Bio-Reference Laboratories, Inc. *	865,800
27,800	Genoptix, Inc. *	1,078,362
		1,944,162
Services-Offices & Clinics of Doctors of Medicine - 0.87%
100,000	Integramed America, Inc. *	854,000

Services-Prepackaged Software - 1.87%
130,000	Clicksoftware Technologies Ltd. *	884,000
48,300	Interactive Intelligence, Inc. *	954,891
		1,838,891
Services-Testing Laboratories - 0.95%
127,000	eResearch Technology, Inc. *	935,990

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

State Commercial Banks - 2.02%
45,500	Bryn Mawr Bank Corp.	835,835
20,000	First Interstate Bancsystem, Inc.	324,000
32,000	Tower Bancorp, Inc.	823,680
		1,983,515
Steel & Iron - 1.14%
168,700	Metalico, Inc. *	1,113,420

Surgical & Medical Instruments - 3.69%
55,000	Angiodynamics, Inc. *	878,625
46,000	Cantel Medical Corp.	918,160
44,000	Given Imaging Ltd. *	923,120
25,300	ICU Medical, Inc. *	900,933
		3,620,838
Swithgear & Switchboard Apparatus - 0.92%
27,000	Powell Industries, Inc. *	906,660

Trucking - 2.16%
72,900	Celadon Group, Inc. *	1,088,397
62,200	Saia, Inc. *	1,030,654
		2,119,051
Unsupported Plastics Film & Sheet - 0.98%
31,800	Raven Industries, Inc.	965,448

Water, Sewer, Pipeline, Comm and Powerline Construction - 0.90%
111,800	Primoris Services Corp.	883,220

Wholesale-Computers & Peripheral Equipment & Software - 0.92%
185,500	Inx, Inc. *	897,820

Wholesale-Metals Service Centers& Offices - 0.88%
29,100	L.B. Foster Co. Class A *	861,360

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 0.94%
12,200	American Science & Engineering , Inc.	916,830

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

TOTAL FOR COMMON STOCKS (Cost $72,835,479) - 91.40%		89,636,390

REAL ESTATE INVESTMENT TRUSTS - 0.97%
134,000	Resource Capital Corp.	952,740
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $935,636) - 0.97%

SHORT TERM INVESTMENTS - 7.49%

US Bank Repurchase Agreement, 0.01%, dated 4/30/2010, due 5/3/2010 repurchase price $7,344,901, collateralized by U.S. Treasury Bonds with a market value of $7,491,897, yield of 4.50%, and maturity date of 9/01/2018

7,344,901		7,344,901
TOTAL SHORT TERM INVESTMENTS (Cost $7,344,901) - 7.49%		7,344,901

TOTAL INVESTMENTS (Cost $81,116,016) - 99.86%		97,934,031

OTHER ASSETS LESS LIABILITIES - 0.14%		141,399

NET ASSETS - 100.00%		$98,075,430

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010 (UNAUDITED)

Assets:
Investments, at Fair Value (Cost $81,116,016)	$ 97,934,031
Receivables:
Securities Sold	784,931
Dividends and Interest	11,061
Prepaid Expenses	17,500
Total Assets	98,747,523
Liabilities:
Securities Purchased	477,182
Accrued Management Fees	163,166
Other Accrued Expenses	31,745
Total Liabilities	672,093
Net Assets	$ 98,075,430

Net Assets Consist of:
Paid In Capital	94,842,525
Accumulated Net Investment Loss	(503,713)
Accumulated Realized Loss on Investments	(13,081,397)
Unrealized Appreciation in Value of Investments	16,818,015
Net Assets, for 3,467,472 Shares Outstanding (Unlimited number of shares authorized without par value)
$ 98,075,430

Net Asset Value Per Share and Offering Price ($98,075,430/3,467,472)	$ 28.28

Minimum Redemption Price Per Share*	$ 27.71

*The Fund will impose a 2.00% redemption fee on shares redeemed within 360 days of purchase.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF OPERATIONS

For the Six Months Ended APRIL 30, 2010 (UNAUDITED)

Investment Income:
Dividends	$ 233,028
Interest	414
Total Investment Income	233,442

Expenses:
Advisory Fees (Note 2)	472,550
Distribution Fees	94,486
Printing and Mailing Fees	23,317
Registration Fees	20,693
Compliance Fees	12,576
Legal Fees	4,999
Trustee Fees	17,971
Transfer Agent Fees	12,910
Fund Accounting Fees	12,420
Custody Fees	11,958
Audit Fees	6,547
Miscellaneous Fees	2,621
Total Expenses	693,048
Expense Recapture (Note 2)	44,107
Net Expenses	737,155

Net Investment Loss	(503,713)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	9,824,602
Net Change in Unrealized Appreciation on Investments	9,516,229
Net Realized and Unrealized Gain on Investments	19,340,831

Net Increase in Net Assets Resulting from Operations	$ 18,837,118

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
Six Months
	Ended	Year Ended
	4/30/2010	10/31/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$(503,713)	$ (813,910)
Net Realized Gain (Loss) on Investments	9,824,602	(4,368,858)
Unrealized Appreciation on Investments	9,516,229	18,507,488
Net Increase in Net Assets Resulting from Operations	18,837,118	13,324,720

Capital Share Transactions - Class A:
Proceeds from Sale of Shares	22,247,947	20,317,716
Shares Issued on Reinvestment of Dividends	-	-
Proceeds from Early Redemption Fees	12,438	39,366
Cost of Shares Redeemed	(7,334,343)	(41,588,041)
Net Increase (Decrease) in Net Assets from Shareholder Activity	14,926,042	(21,230,959)

Net Assets:
Net Increase (Decrease) in Net Assets	33,763,160	(7,906,239)
Beginning of Period	64,312,270	72,218,509
End of Period (Including Accumulated Undistributed Net Investment Loss of $(503,713) and $0, Respectively)	$ 98,075,430	$ 64,312,270

Share Transactions - Class A:
Shares Sold	847,932	1,070,884
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(294,759)	(2,315,146)
Net Increase (Decrease) in Shares	553,173	(1,244,262)
Outstanding at Beginning of Period	2,914,299	4,158,561
Outstanding at End of Period	3,467,472	2,914,299

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout the period:

(Unaudited)
Six Months
	Ended	For the Years Ended
	4/30/ 2010	10/31/2009	10/31/2008	10/31/2007	10/31/2006	10/31/2005

Net Asset Value, at Beginning of Period	$22.07	$17.37	$30.18	$25.59	$23.41	$20.63

Income From Investment Operations:
Net Investment Loss *	(0.17)	(0.24)	(0.16)	(0.26)	(0.12)	(0.28)
Net Gain (Loss) on Securities (Realized and Unrealized)	6.38	4.94	(11.42)	4.85	4.44	3.90
Total from Investment Operations	6.21	4.70	(11.58)	4.59	4.32	3.62

Distributions from:
Return of Capital	-	-	(0.02)	-	-	-
Net Realized Gain	-	-	(1.21)	-	(2.14)	(0.84)
Total from Distributions	-	-	(1.23)	-	(2.14)	(0.84)

Net Asset Value, at End of Period	$28.28	$22.07	$17.37	$30.18	$25.59	$23.41

Redemption Fees **	-	-	-	-	-	-

Total Return ***	28.14%	27.06%	(39.79)%	17.94%	19.39%	17.81%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$98,075	$64,312	$72,219	$157,917	$120,182	$19,664
Before Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.83%	2.24%	2.11%	2.06%	2.30%	2.85%
Ratio of Net Investment Income to Average Net Assets	(1.21)%	(1.62)%	(0.84)%	(1.09)%	(1.31)%	(2.21)%
After Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%
Ratio of Net Investment Income to Average Net Assets	(1.33)%	(1.33)%	(0.68)%	(0.98)%	(0.95)%	(1.31)%
Portfolio Turnover	68.63%	142.15%	183.23%	141.91%	154.38%	183.57%

*   Net Investment Income/Loss per share amounts were calculated using the average share method.

** Amount calculated is less than $0.005.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

 The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

•

Note 1. Significant Accounting Policies

The Satuit Capital Micro Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers one class of shares (no-load).  The objective of the Fund is to seek to achieve long-term capital appreciation.

The Fund will charge a 2.00% redemption fee on all shares redeemed less than 360 days from the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations: The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The

SATUIT CAPITAL MICRO CAP FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

APRIL 30, 2010 (UNAUDITED)

Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2010:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2010:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$89,636,390	$ -	$ -	$ 89,636,390
Real Estate Investment Trust	952,740	-	-	952,740
Short-Term Investments – Bank Repurchase Agreement	-	7,344,901	-	7,344,901
Total	$90,589,130	$ 7,344,901	-	$97,934,031

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended April 30, 2010.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2006 - 2008), or expected to be taken in the Fund’s 2009 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Income: Security transactions are accounted for on the trade date.  The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates.  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times.  If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Subsequent Events: Management has evaluated subsequent events through the date the financial statements were issued.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC (“the Advisor”) provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets through October 31, 2010.  For the six months ended April 30, 2010, the Advisor earned fees of $472,550. For the six months ended April 30, 2010, the Fund owed the Adviser $163,166, which included $44,107 of expense recaptures as described below.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s A Class average daily net assets.  For the six months ended April 30, 2010, there were $94,486 of 12b-1 fees incurred by the Fund.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.    The total amount of recoverable reimbursements as of April 30, 2010 was $395,395, and expire as follows:

2007	$118,116	Expires 2010
2008	199,328	Expires 2011
2009	77,951	Expires 2012
	$395,395

During the six months ended April 30, 2010, the Fund accrued $44,107 that is available to the Advisor to recoup under the Expense Limitation Agreement.

Mutual Shareholder Services, LLC (“MSS”) was the Fund's Transfer and Dividend Disbursing Agent.  In accordance with the contract and current asset levels, MSS earns $2,525 a month.

Mutual Shareholder Services, LLC (“MSS”) was the Fund’s Accounting Agent.  In accordance with the contract and current asset levels, MSS earned $2,500 a month.

Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

Certain Officers of the Fund are also employees, officers, and or directors of Mutual Shareholder Services LLC.

Note 3. Investments

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended April 30, 2010 aggregated $57,412,542 and $47,320,452, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America.  These distribution differences primarily result from different treatments of wash sales.

The tax character of distributions paid during the six months ended April 30, 2010 and the year ended October 31, 2009 was as follows:

CLASS -A

Distributions paid from:	April 30, 2010	October 31, 2009
Ordinary Income	$0	$0
Return of Capital	0	0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	0	0
	$0	$0

For federal income tax purposes the cost of securities owned at April 30, 2010 was $81,116,016.  At April 30, 2010, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$18,435,389	$(1,617,373)	$16,818,016

As of April 30, 2010, there were no book to tax differences.

Note 5. Capital Loss Carryforwards

At October 31, 2009, the Satuit Capital Micro Cap Fund had available for federal income tax purposes an unused capital loss carryforward of $22,801,596 of which $18,463,388 expires in 2016 and $4,338,208 expires in 2017.  To the extent that these carryfowards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders.

SATUIT CAPITAL MICRO CAP FUND

EXPENSE ILLUSTRATION

APRIL 30, 2010 (UNAUDITED)

•

Expense Example

As a shareholder of the Satuit Capital Micro Cap Fund, you incur ongoing costs, which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/01/09 - 4/30/10).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
			11/1/2009 to
	11/01/2009	4/30/2010	4/30/2010
Actual	$1,000.00	$1,281.38	$11.03
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,015.12	$9.74
* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

SATUIT CAPITAL MICRO CAP FUND

ADDITIONAL INFORMATION

APRIL 30, 2010 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (866) 972-8848 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-866-972-8848.

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS

APRIL 30, 2010 (UNAUDITED)

Trustees and Officers - Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 3547 Meeks Farm Rd. Suite A-2 Johns Island, S.C. 29455 (1961)	Chairman of the Board, President and Treasurer since December 2000.	N/A

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

N/A

SATUIT CAPITAL MICRO CAP FUND

TRUSTEES AND OFFICERS (CONTINUED)

APRIL 30, 2010 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Non-Interested Trustees:
Samuel Boyd, Jr. 3547 Meeks Farm Rd. Suite A-2 Johns Island, SC 29455 (1940)	Trustee since October, 2002	1

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002; and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
William E. Poist 3547 Meeks Farm Rd. Suite A-2 Johns Island, SC 29455 (1939)	Trustee since November, 2003	1

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Paul M. Dickinson 3547 Meeks Farm Rd. Suite A-2 Johns Island, SC 29455 (1947)	Trustee since November 2003	1

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.
Anthony J. Hertl 3547 Meeks Farm Rd. Suite A-2 Johns Island, SC 29455 (1950)	Trustee since October, 2002	1

Consultant to small and emerging businesses since  2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, N.Y. where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.

				Z-Seven Fund Inc. -- 1 Fund; Northern Lights Fund Trust -- 13 Funds; Northern Lights Variable Trust -- 13 Funds; AdvisorOne Funds -- 16 Funds; and The India Select Fund -- 1 Fund.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Officers:
Gregory B. Getts 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 (1957)	Treasurer (Principal Financial Officer)	2	President and owner of Mutual Shareholder Services, LLC, a mutual fund transfer agent, since 1999. President and owner of MSS, Inc., a real estate firm, since 2006.	N/A
David Jones 395 Sawdust Road, # 2148 The Woodlands, TX 77380 (1957)	Chief Compliance Officer	N/A

Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998; President and Chief Executive Officer of Citco Mutual Fund Services Inc. from 2001 to 2003.

				Penn Street Funds, Inc. – 1 Fund

THIS PAGE WAS LEFT BLANK INTENTIONALLY

Investment Adviser:
Satuit Capital Management, LLC

3547 Meeks Farm Rd. Suite A-2

Johns Island, SC 29455

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Small Cap Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Micro Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

 ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

 ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

        EXHIBIT NO.      DESCRIPTION OF EXHIBIT

        -----------      ----------------------

        11 (b) (1)       Certification of Principal Executive Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (b) (2)       Certification of Principal Financial Officer

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

        11 (c)           Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  July 8, 2010

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  July 8, 2010

*

Print the name and title of each signing officer under his or her signature.